Risks arising from financial instruments and risk management (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Risks arising from financial instruments and risk management
Schedule of exposure to foreign exchange risk

As at December 31 (expressed in GBP)	2022	2021
Financial assets
Cash and cash held in trust	£75,315	£2,577,674
Trade and other receivables	149,223	30,983
Loan receivable	400,000	—
	£624,538	£2,608,657
Financial liabilities
Trade and other payables	£923,725	£239,763
Loans and borrowings	25,000	—
	£948,725	£239,763

As at December 31 (expressed in EUR)	2022	2021
Financial assets
Cash	€42,664	€—
Trade and other receivables	986,320	—
	1,028,984	€—
Financial liabilities
Trade and other payables	€3,201,180	€—
Loans and borrowings	3,307,633	—
	€6,508,813	€—

As at December 31 (expressed in CAD)	2022	2021
Financial assets
Cash	$140,423	$255,880
Marketable securities	357,143	—
	$497,566	$255,880
Financial liabilities
Trade and other payables	$3,629,380	$234,711
Due to related party	810,206	—
Holdback payable	511,238	—
Lease liabilities	448,064	—
	$5,398,888	$234,711

19.   Risks Arising from Financial Instruments and Risk Management (continued)

(a)Market risk (continued)

As at December 31 (expressed in LSL)		2022		2021
Financial assets
Cash	L	—	L	321,646
	L	—	L	321,646
Financial liabilities
Lease liabilities	L	—	L	38,965,352
Loans and borrowings		—		7,846,551
	L	—	L	46,811,903

As at December 31 (expressed in GBP)	2021	2020
Financial assets
Cash	£2,577,674		£—
Trade and other receivables	30,983		344
	£2,608,657		£—
Financial liabilities
Trade and other payables	£239,763	£
	£239,763	£

As at December 31 (expressed in CAD)	2021	2020
Financial assets
Trade and other receivables	$255,880	$—
	$255,880	$—

Financial liabilities
Trade and other payables	$234,711	$—
	$234,711	$—

As at December 31 (expressed in LSL)	2021		2020
Financial assets
Cash	L	321,646	L	—
Trade and other receivables
	L	323,667	L	—

Financial liabilities
Lease liabilities	L	38,965,352	L	—
Loans and borrowings		7,846,551		—
	L	46,811,903	L	—